UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Premier Institutional Government Reserves
Capital Shares [WABXX]	Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Western Asset Premier Institutional Government Reserves for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Capital Shares[1]	$10	0.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Capital Shares of the Western Asset Premier Institutional Government Reserves was 4.27% and the seven-day effective yield was 4.37%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by its focus on the short-term supply/demand dynamics of the U.S. Treasury bill and government agency market. The anticipation of increasing deficits led to higher yield levels and offered more attractive opportunities to extend the average maturity of the Fund. The Fund also maintained a sizeable percentage in agency floating-rate securities, which contributed additional yield without additional maturity risk.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$10,401,966,728
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	124
Total Management Fee Paid	$6,877,859
Western Asset Premier Institutional Government Reserves	PAGE 1	WPGCC-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Government Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-625-4554, or 1-203-703-6002. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Premier Institutional Government Reserves	PAGE 2	WPGCC-ATSR-1025

Western Asset Premier Institutional Government Reserves
Premium Shares [WACXX]	Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Western Asset Premier Institutional Government Reserves for the period September 1, 2024, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Premium Shares[1]	$12	0.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Premium Shares of the Western Asset Premier Institutional Government Reserves was 4.26% and the seven-day effective yield was 4.35%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund was positively impacted by its focus on the short-term supply/demand dynamics of the U.S. Treasury bill and government agency market. The anticipation of increasing deficits led to higher yield levels and offered more attractive opportunities to extend the average maturity of the Fund. The Fund also maintained a sizeable percentage in agency floating-rate securities, which contributed additional yield without additional maturity risk.
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit
https://www.franklintempleton.com/investments/options/money-market-funds.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$10,401,966,728
Total Number of Portfolio Holdings (reflects holdings of Government Portfolio)	124
Total Management Fee Paid	$6,877,859
Western Asset Premier Institutional Government Reserves	PAGE 1	WPGPC-ATSR-1025

WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Reflects holdings of Government Portfolio.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800-625-4554, or 1-203-703-6002. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Premier Institutional Government Reserves	PAGE 2	WPGPC-ATSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2024 and August 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $169,863 in August 31, 2024 and $184,053 in August 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2024 and $0 in August 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $47,200 in August 31, 2024 and $47,200 in August 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2024 and $0 in August 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in August 31, 2024 and $334,889 in August 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Premier Institutional Government Reserves
Financial Statements and Other Important Information
Annual  | August 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

franklintempleton.com
Financial Statements and Other Important Information — Annual

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investment in Government Portfolio, at value	$10,419,189,256
Prepaid expenses	28,254
Total Assets	10,419,217,510
Liabilities:
Distributions payable	16,329,951
Investment management fee payable	868,054
Trustees’ fees payable	4,669
Accrued expenses	48,108
Total Liabilities	17,250,782
Total Net Assets	$10,401,966,728
Net Assets:
Par value (Note 5)	$104,023
Paid-in capital in excess of par value	10,402,122,270
Total distributable earnings (loss)	(259,565)
Total Net Assets	$10,401,966,728
Net Assets:
Capital Shares	$1,051,050,561
Premium Shares	$9,350,916,167
Shares Outstanding:
Capital Shares	1,051,211,811
Premium Shares	9,351,040,936
Net Asset Value:
Capital Shares	$1.00
Premium Shares	$1.00
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Annual Report

Statement of Operations
For the Year Ended August 31, 2025

Investment Income:
Income from Government Portfolio	$297,371,767
Allocated expenses from Government Portfolio	(6,945,916)
Allocated waiver and/or expense reimbursements from Government Portfolio	6,564,571
Total Investment Income	296,990,422
Expenses:
Investment management fee (Note 2)	13,452,647
Legal fees	289,520
Trustees’ fees	178,504
Transfer agent fees (Notes 2 and 3)	56,264
Registration fees	49,403
Audit and tax fees	23,216
Shareholder reports	9,573
Fund accounting fees	8,200
Insurance	7,294
Miscellaneous expenses	13,332
Total Expenses	14,087,953
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(6,574,788)
Net Expenses	7,513,165
Net Investment Income	289,477,257
Net Realized Gain on Investments From Government Portfolio	176,355
Increase in Net Assets From Operations	$289,653,612
See Notes to Financial Statements.
Western Asset Premier Institutional Government Reserves 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2025	2024
Operations:
Net investment income	$289,477,257	$119,878,041
Net realized gain	176,355	119,772
Increase in Net Assets From Operations	289,653,612	119,997,813
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(289,474,829)	(119,879,401)
Decrease in Net Assets From Distributions to Shareholders	(289,474,829)	(119,879,401)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	79,719,628,377	30,570,099,035
Reinvestment of distributions	123,474,031	46,317,548
Cost of shares repurchased	(78,401,655,814)	(23,334,648,468)
Increase in Net Assets From Fund Share Transactions	1,441,446,594	7,281,768,115
Increase in Net Assets	1,441,625,377	7,281,886,527
Net Assets:
Beginning of year	8,960,341,351	1,678,454,824
End of year	$10,401,966,728	$8,960,341,351
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Capital Shares	2025	2024	2023	2022	2021[1]
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.045	0.053	0.043	0.005	0.000 [2]
Net realized gain (loss)[2]	0.000	0.000	(0.000)	(0.000)	(0.000)
Total income from operations	0.045	0.053	0.043	0.005	0.000 [2]
Less distributions from:
Net investment income	(0.045)	(0.053)	(0.043)	(0.005)	(0.000)[2]
Total distributions	(0.045)	(0.053)	(0.043)	(0.005)	(0.000)[2]
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	4.54%	5.41%	4.38%	0.50%	0.02%
Net assets, end of year (millions)	$1,051	$953	$1,601	$498	$101
Ratios to average net assets:
Gross expenses[4,5]	0.32%	0.35%	0.36%	0.37%	0.42%
Net expenses[5,6,7]	0.10	0.12	0.12	0.08	0.12
Net investment income	4.44	5.28	4.36	0.74	0.05

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Government Portfolio.

[5]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Capital Shares did not exceed 0.12%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Premier Institutional Government Reserves 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Premium Shares	2025	2024	2023	2022	2021[1]
Net asset value, beginning of year	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.044	0.053	0.043	0.005	0.000 [2]
Net realized gain (loss)[2]	0.000	0.000	(0.000)	(0.000)	(0.000)
Total income from operations	0.044	0.053	0.043	0.005	0.000 [2]
Less distributions from:
Net investment income	(0.044)	(0.053)	(0.043)	(0.005)	(0.000)[2]
Total distributions	(0.044)	(0.053)	(0.043)	(0.005)	(0.000)[2]
Net asset value, end of year	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	4.53%	5.39%	4.36%	0.46%	0.02%
Net assets, end of year (000s)	$9,350,916	$8,007,246	$77,916	$162,843	$1,035,980
Ratios to average net assets:
Gross expenses[4,5]	0.32%	0.35%	0.38%	0.40%	0.37%
Net expenses[5,6,7]	0.12	0.14	0.14	0.10	0.09
Net investment income	4.41	5.26	4.25	0.23	0.01

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by
Government Portfolio.

[5]	Includes the Fund’s share of Government Portfolio’s allocated expenses.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Premium Shares did not exceed 0.14%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Premier Institutional Government Reserves 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Premier Institutional Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.
The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (31.6% at August 31, 2025) in the net assets of the Portfolio.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.
(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Western Asset Premier Institutional Government Reserves 2025 Annual Report

Notes to Financial Statements (cont’d)
(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
Since the Fund invests all of its investable assets in the Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by the Portfolio.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary

Western Asset Premier Institutional Government Reserves 2025 Annual Report

expenses and acquired fund fees and expenses, to average net assets of Capital Shares and Premium Shares did not exceed 0.12% and 0.14%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2025, fees waived and/or expenses reimbursed amounted to $6,574,788.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Class specific expenses, waivers and/or expense reimbursements
For the year ended August 31, 2025, class specific expenses were as follows:

Transfer Agent Fees
Capital Shares	$43,079
Premium Shares	13,185
Total	$56,264
For the year ended August 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Capital Shares	$1,140,667
Premium Shares	5,434,121
Total	$6,574,788
4. Distributions to shareholders by class

	Year Ended August 31, 2025	Year Ended August 31, 2024
Net Investment Income:
Capital Shares	$41,659,279	$52,733,406
Premium Shares	247,815,550	67,145,995
Total	$289,474,829	$119,879,401
Western Asset Premier Institutional Government Reserves 2025 Annual Report

Notes to Financial Statements (cont’d)
5. Shares of beneficial interest
At August 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended August 31, 2025	Year Ended August 31, 2024
Capital Shares
Shares sold	20,907,436,607	5,497,800,000
Shares issued on reinvestment	17,178,471	17,133,330
Shares repurchased	(20,826,685,861)	(6,162,734,636)
Net increase (decrease)	97,929,217	(647,801,306)
Premium Shares
Shares sold	58,812,191,770	25,072,299,035
Shares issued on reinvestment	106,295,560	29,184,218
Shares repurchased	(57,574,969,953)	(17,171,913,832)
Net increase	1,343,517,377	7,929,569,421
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$289,474,829	$119,879,401
As of August 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$16,326,910
Deferred capital losses*	(256,524)
Other book/tax temporary differences(a)	(16,329,951)
Total distributable earnings (loss) — net	$(259,565)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

Western Asset Premier Institutional Government Reserves 2025 Annual Report

7. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Schedule of Investments of the Portfolio provides details of investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Western Asset Premier Institutional Government Reserves 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Institutional Trust and Shareholders of Western Asset Premier Institutional Government Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Western Asset Premier Institutional Government Reserves (one of the funds constituting Legg Mason Partners Institutional Trust, referred to hereafter as the “Fund”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2025 by correspondence with the accounting agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 22, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Premier Institutional Government Reserves 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$289,477,258
Section 163(j) Interest Earned	§163(j)	$297,371,767
Interest Earned from Federal Obligations	Note (1)	$60,094,002
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Premier Institutional Government Reserves

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Premier Institutional Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Government Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and
Western Asset Premier Institutional Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions at the Master Fund level. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3- and 5-year and since inception periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year and since inception periods ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its investment index for the 1-, 3- and 5-year periods ended December 31, 2024 and was approximately equal to the performance of its investment index for the since inception period ended December 31, 2024. The Board also considered the factors involved in the Fund’s performance relative to the performance of its investment index and Performance Universe.

Western Asset Premier Institutional Government Reserves

The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and in providing services to the Master Fund in which the Fund invests. The Board noted that the Fund’s Contractual Management Fee was above the median of the peer group and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not
Western Asset Premier Institutional Government Reserves

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Premier Institutional Government Reserves

Schedule of Investments
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.2%
U.S. Government Agencies — 33.6%
Federal Farm Credit Bank (FFCB) (SOFR + 0.065%)	4.405%	9/5/25	$70,000,000	$70,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.010%)	4.490%	9/15/25	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	4.495%	9/15/25	25,000,000	25,000,841 (a)
Federal Farm Credit Bank (FFCB) (SOFR - 0.005%)	4.335%	9/19/25	15,000,000	15,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.300%)	4.640%	10/3/25	17,000,000	17,003,527 (a)
Federal Farm Credit Bank (FFCB) (SOFR - 0.005%)	4.335%	11/10/25	30,000,000	30,000,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.135%)	4.465%	11/10/25	43,500,000	43,502,664 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.420%	11/21/25	72,000,000	71,998,385 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.155%)	4.495%	11/28/25	30,000,000	30,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.190%)	4.530%	12/1/25	25,000,000	25,001,848 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	4.440%	1/15/26	48,270,000	48,270,000 (a)
Federal Farm Credit Bank (FFCB)	4.125%	2/3/26	47,780,000	47,752,675
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	2/12/26	147,500,000	147,508,063 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.025%)	4.365%	3/2/26	25,000,000	25,000,000 (a)(b)
Federal Farm Credit Bank (FFCB)	4.500%	3/2/26	5,780,000	5,792,001
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.120%)	4.450%	3/6/26	155,000,000	154,999,470 (a)
Federal Farm Credit Bank (FFCB)	4.750%	3/9/26	29,596,000	29,698,102
Federal Farm Credit Bank (FFCB) (SOFR + 0.110%)	4.450%	3/11/26	73,400,000	73,400,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.025%)	4.475%	3/18/26	125,000,000	125,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.425%	3/20/26	50,000,000	50,000,000 (a)
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.030%)	4.470%	4/17/26	$88,900,000	$88,900,664 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.420%	5/7/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.055%)	4.395%	5/8/26	35,000,000	35,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.120%)	4.460%	5/8/26	9,280,000	9,280,866 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	5/14/26	369,875,000	369,898,163 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.425%	5/15/26	120,000,000	120,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	5/21/26	78,780,000	78,790,546 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	4.410%	5/22/26	17,790,000	17,790,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	5/28/26	40,000,000	40,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.035%)	4.375%	6/9/26	50,000,000	50,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.040%)	4.380%	6/12/26	32,770,000	32,770,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	6/12/26	27,805,000	27,806,238 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.100%)	4.440%	6/18/26	15,000,000	15,001,025 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.990%)	4.510%	6/18/26	6,352,000	6,354,884 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	4.480%	6/22/26	149,550,000	149,530,045 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	4.470%	7/2/26	7,800,000	7,801,856 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.045%)	4.455%	7/15/26	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	7/28/26	90,000,000	90,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.085%)	4.425%	8/7/26	72,660,000	72,667,659 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	4.410%	8/12/26	70,000,000	70,000,000 (a)
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	8/17/26	$30,000,000	$30,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.050%)	4.390%	8/18/26	80,000,000	80,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	4.480%	8/26/26	3,147,000	3,149,726 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.130%)	4.470%	8/28/26	7,000,000	7,002,624 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.060%)	4.400%	9/4/26	10,000,000	10,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.125%)	4.465%	9/8/26	4,230,000	4,232,706 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.050%)	4.380%	9/17/26	70,000,000	70,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.065%)	4.405%	9/18/26	65,000,000	65,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.125%)	4.465%	9/21/26	2,330,000	2,331,656 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.140%)	4.480%	10/9/26	2,500,000	2,502,095 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.070%)	4.410%	10/13/26	45,000,000	45,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.135%)	4.475%	10/15/26	88,000,000	88,060,290 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.130%)	4.460%	11/24/26	59,660,000	59,661,108 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.420%	12/2/26	155,000,000	155,000,000 (a)(b)
Federal Farm Credit Bank (FFCB) (SOFR + 0.075%)	4.415%	12/8/26	165,000,000	165,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.420%	12/22/26	130,000,000	130,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	4.420%	1/11/27	200,000,000	200,000,000 (a)
Federal Farm Credit Bank (FFCB) (SOFR + 0.090%)	4.430%	2/19/27	55,000,000	55,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.055%)	4.445%	2/26/27	45,000,000	45,000,000 (a)
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (SOFR + 0.080%)	4.420%	3/11/27	$110,000,000	$109,978,065 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.060%)	4.440%	3/23/27	75,000,000	75,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.035%)	4.465%	5/27/27	149,680,000	149,680,000 (a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate + 0.120%)	4.450%	6/9/27	25,000,000	25,000,000 (a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.040%)	4.460%	6/9/27	100,000,000	100,000,000 (a)
Federal Farm Credit Bank (FFCB), Discount Notes	2.137%	9/2/25	20,000,000	19,997,683 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	4.260%	10/2/25	225,000,000	224,178,500 (c)
Federal Farm Credit Bank (FFCB), Discount Notes	4.323%	10/14/25	160,000,000	159,185,867 (c)
Federal Home Loan Bank (FHLB) (SOFR + 0.130%)	4.470%	10/3/25	200,145,000	200,145,984 (a)
Federal Home Loan Bank (FHLB)	1.200%	11/18/25	20,000,000	19,867,366
Federal Home Loan Bank (FHLB) (SOFR + 0.150%)	4.490%	12/11/25	75,000,000	75,000,000 (a)
Federal Home Loan Bank (FHLB)	4.500%	12/12/25	32,050,000	32,070,382
Federal Home Loan Bank (FHLB) (SOFR + 0.145%)	4.485%	1/5/26	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.430%	2/2/26	130,000,000	130,001,489 (a)
Federal Home Loan Bank (FHLB)	0.600%	2/12/26	38,490,000	37,876,598
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.430%	2/19/26	100,000,000	100,000,000 (a)
Federal Home Loan Bank (FHLB)	0.850%	2/26/26	25,000,000	24,596,012
Federal Home Loan Bank (FHLB)	4.500%	3/13/26	10,000,000	10,010,410
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	4.450%	4/7/26	6,830,000	6,831,180 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.110%)	4.450%	4/10/26	81,000,000	80,991,322 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	4.440%	4/22/26	50,000,000	50,019,196 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.120%)	4.460%	5/15/26	75,000,000	75,000,000 (a)
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (SOFR + 0.040%)	4.380%	6/15/26	$147,770,000	$147,770,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.090%)	4.430%	7/24/26	100,000,000	100,008,363 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.190%)	4.530%	10/7/26	63,500,000	63,507,203 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.100%)	4.440%	10/16/26	150,000,000	150,000,000 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.085%)	4.425%	11/6/26	164,680,000	164,680,915 (a)
Federal Home Loan Bank (FHLB) (SOFR + 0.080%)	4.420%	12/4/26	200,000,000	200,000,000 (a)(b)
Federal Home Loan Bank (FHLB), Discount Notes	4.142%	9/23/25	169,780,000	169,346,306 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.262%	9/26/25	100,000,000	99,703,125 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.256%	10/9/25	135,000,000	134,400,075 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.284%	10/15/25	263,860,000	262,499,069 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.265%	10/16/25	60,000,000	59,685,000 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.326%	10/29/25	211,000,000	209,560,649 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.315%	10/31/25	703,000,000	698,053,900 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.234%	11/3/25	133,740,000	132,771,054 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.237%	11/5/25	135,000,000	133,990,875 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.253%	11/7/25	80,000,000	79,381,664 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.246%	11/12/25	150,910,000	149,660,065 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.217%	11/21/25	42,391,000	41,999,466 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.345%	11/26/25	80,000,000	79,193,129 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.190%	12/19/25	99,000,000	97,783,015 (c)
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB), Discount Notes	4.156%	1/2/26	$400,000,000	$394,505,146 (c)
Federal Home Loan Bank (FHLB), Discount Notes	4.168%	1/30/26	40,500,000	39,817,103 (c)
Federal Home Loan Mortgage Corp. (FHLMC)	0.590%	10/8/25	57,800,000	57,587,740
Federal Home Loan Mortgage Corp. (FHLMC)	0.700%	12/30/25	122,782,000	121,375,816
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.100%)	4.440%	2/9/26	148,270,000	148,270,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	4.450%	3/5/26	94,300,000	94,300,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.115%)	4.455%	4/2/26	97,400,000	97,400,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.110%)	4.450%	5/7/26	73,000,000	73,000,000 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.140%)	4.480%	10/16/26	75,027,000	75,085,434 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (SOFR + 0.080%)	4.420%	1/8/27	420,000,000	419,983,153 (a)
Federal National Mortgage Association (FNMA)	0.580%	10/20/25	21,200,000	21,098,388
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	53,620,000	53,257,063
Federal National Mortgage Association (FNMA) (SOFR + 0.120%)	4.460%	7/29/26	75,000,000	75,000,000 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.135%)	4.475%	8/21/26	216,980,000	217,003,004 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.480%	9/11/26	87,460,000	87,461,478 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.480%	10/23/26	68,900,000	68,902,353 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.480%	11/20/26	306,681,000	306,861,694 (a)
Federal National Mortgage Association (FNMA) (SOFR + 0.140%)	4.480%	12/11/26	87,830,000	87,831,518 (a)

Total U.S. Government Agencies				11,076,623,544
U.S. Treasury Notes — 9.4%
U.S. Treasury Notes	0.250%	9/30/25	418,300,000	416,996,317
U.S. Treasury Notes	5.000%	9/30/25	322,700,000	322,878,327
U.S. Treasury Notes	0.250%	10/31/25	53,500,000	53,146,099
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes	5.000%	10/31/25	$55,000,000	$55,052,449
U.S. Treasury Notes	4.875%	11/30/25	83,300,000	83,396,798
U.S. Treasury Notes	0.375%	12/31/25	141,600,000	139,828,935
U.S. Treasury Notes	4.250%	12/31/25	397,880,000	397,867,971
U.S. Treasury Notes	1.625%	2/15/26	163,040,000	161,103,197
U.S. Treasury Notes	0.500%	2/28/26	100,000,000	98,220,027
U.S. Treasury Notes	4.625%	2/28/26	180,530,000	180,824,810
U.S. Treasury Notes	0.750%	3/31/26	133,000,000	130,431,281
U.S. Treasury Notes	4.500%	3/31/26	44,000,000	44,077,729
U.S. Treasury Notes	0.750%	4/30/26	282,190,000	275,947,925
U.S. Treasury Notes	4.875%	4/30/26	77,000,000	77,337,776
U.S. Treasury Notes	0.875%	6/30/26	273,000,000	265,811,992
U.S. Treasury Notes	4.625%	6/30/26	150,000,000	150,591,479
U.S. Treasury Notes	4.375%	7/31/26	256,500,000	257,109,552

Total U.S. Treasury Notes				3,110,622,664
U.S. Treasury Bills — 8.5%
U.S. Treasury Bills	3.195%	9/4/25	88,220,000	88,189,601 (c)
U.S. Treasury Bills	4.017%	9/11/25	144,000,000	143,829,200 (c)
U.S. Treasury Bills	4.151%	9/16/25	300,000,000	299,465,625 (c)
U.S. Treasury Bills	4.245%	9/25/25	150,000,000	149,573,500 (c)
U.S. Treasury Bills	4.193%	9/30/25	400,000,000	398,651,721 (c)
U.S. Treasury Bills	4.311%	10/16/25	299,190,000	297,602,798 (c)
U.S. Treasury Bills	4.155%	10/28/25	100,000,000	99,355,222 (c)
U.S. Treasury Bills	4.283%	11/4/25	150,000,000	148,884,000 (c)
U.S. Treasury Bills	4.256%	11/13/25	135,000,000	133,863,937 (c)
U.S. Treasury Bills	4.346%	11/18/25	300,000,000	297,250,500 (c)
U.S. Treasury Bills	4.118%	12/30/25	282,500,000	278,746,047 (b)(c)
U.S. Treasury Bills	4.265%	1/2/26	408,000,000	402,252,422 (c)
U.S. Treasury Bills	4.291%	1/8/26	47,000,000	46,301,913 (c)

Total U.S. Treasury Bills				2,783,966,486
Repurchase Agreements — 48.7%
Bank of Montreal tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $200,096,222; (Fully collateralized by U.S. government obligations, 1.125% to 6.750% due 2/15/26 to 5/15/55; Market value — $204,000,015)	4.330%	9/2/25	200,000,000	200,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Bank of Montreal tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $600,289,333; (Fully collateralized by U.S. government obligations, 2.000% to 6.500% due 8/1/42 to 8/1/55; Market value — $612,000,000)	4.340%	9/2/25	$600,000,000	$600,000,000
BMO Capital Markets Corp. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $205,096,806; (Fully collateralized by U.S. government obligations, 0.000% to 4.750% due 10/21/25 to 8/15/55; Market value — $209,100,026)	4.250%	9/2/25	205,000,000	205,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $200,096,222; (Fully collateralized by U.S. government obligations, 0.000% to 3.875% due 12/26/25 to 11/15/46; Market value — $204,000,000)	4.330%	9/2/25	200,000,000	200,000,000
BNP Paribas SA tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $600,289,333; (Fully collateralized by U.S. government obligations, 2.000% to 7.500% due 6/1/27 to 4/20/65; Market value — $615,685,070)	4.340%	9/2/25	600,000,000	600,000,000
BofA Securities Inc. tri-party repurchase agreement dated 6/20/25; Proceeds at maturity — $101,437,917; (Fully collateralized by U.S. government obligations, 2.000% to 7.500% due 3/1/27 to 8/1/55; Market value — $102,000,000)	4.350%	10/17/25	100,000,000	100,000,000
BofA Securities Inc. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $400,188,889; (Fully collateralized by U.S. government obligations, 0.000% to 4.250% due 4/15/29 to 8/15/54; Market value — $408,000,000)	4.250%	9/2/25	400,000,000	400,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
BofA Securities Inc. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $300,144,000; (Fully collateralized by U.S. government obligations, 0.000% to 6.250% due 1/31/27 to 5/15/51; Market value — $306,000,000)	4.320%	9/2/25	$300,000,000	$300,000,000
BofA Securities Inc. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $600,289,333; (Fully collateralized by U.S. government obligations, 2.500% to 7.500% due 1/1/27 to 8/1/55; Market value — $612,000,000)	4.340%	9/2/25	600,000,000	600,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 7/2/25; Proceeds at maturity — $201,491,444; (Fully collateralized by U.S. government obligations, 0.000% to 4.625% due 9/25/25 to 2/15/55; Market value — $205,521,332)	4.330%	9/2/25	200,000,000	200,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 8/29/25; Proceeds at maturity — $210,101,033; (Fully collateralized by U.S. government obligations, 0.000% to 4.625% due 9/25/25 to 2/15/55; Market value — $214,303,057)	4.330%	9/2/25	210,000,000	210,000,000
Canadian Imperial Bank of Commerce tri- party repurchase agreement dated 8/29/25; Proceeds at maturity — $300,144,667; (Fully collateralized by U.S. government obligations, 0.000% to 7.500% due 12/18/25 to 4/20/75; Market value — $306,147,600)	4.340%	9/2/25	300,000,000	300,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $440,211,689; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 8/1/35 to 8/1/55; Market value — $448,800,000)	4.330%	9/2/25	440,000,000	440,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Credit Agricole SA tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $1,350,651,000; (Fully collateralized by U.S. government obligations, 0.600% to 7.500% due 9/4/25 to 3/15/67; Market value — $1,377,000,000)	4.340%	9/2/25	$1,350,000,000	$1,350,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $1,250,601,389; (Fully collateralized by U.S. government obligations, 4.250% due 9/2/25; Market value — $1,275,000,000)	4.330%	9/2/25	1,250,000,000	1,250,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $1,100,529,222; (Fully collateralized by U.S. government obligations, 2.625% to 4.625% due 5/31/27 to 8/15/44; Market value — $1,122,000,180)	4.330%	9/2/25	1,100,000,000	1,100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $790,380,078; (Fully collateralized by U.S. government obligations, 0.125% to 4.625% due 10/15/25 to 9/30/31; Market value — $805,800,039)	4.330%	9/2/25	790,000,000	790,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 7/31/25; Proceeds at maturity — $502,974,028; (Fully collateralized by U.S. government obligations, 3.000% to 8.000% due 3/1/28 to 9/1/55; Market value — $510,000,000)	4.370%	9/18/25	500,000,000	500,000,000
ING Financial Markets LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $250,120,278; (Fully collateralized by U.S. government obligations, 2.750% to 4.375% due 2/29/28 to 10/31/29; Market value — $255,000,009)	4.330%	9/2/25	250,000,000	250,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
ING Financial Markets LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $400,192,889; (Fully collateralized by U.S. government obligations, 3.000% to 6.500% due 10/1/38 to 2/1/57; Market value — $408,000,000)	4.340%	9/2/25	$400,000,000	$400,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $1,500,723,333; (Fully collateralized by U.S. government obligations, 1.500% to 7.000% due 11/1/26 to 12/1/62; Market value — $1,530,737,801)	4.340%	9/2/25	1,500,000,000	1,500,000,000
Mizuho Securities USA LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $175,084,194; (Fully collateralized by U.S. government obligations, 0.875% to 4.250% due 12/15/25 to 6/30/31; Market value — $178,585,977)	4.330%	9/2/25	175,000,000	175,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $200,096,444; (Fully collateralized by U.S. government obligations, 0.000% to 4.625% due 9/2/25 to 5/15/35; Market value — $204,000,085)	4.340%	9/2/25	200,000,000	200,000,000
MUFG Securities Americas Inc. tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $400,193,333; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 5/1/26 to 7/1/55; Market value — $408,000,000)	4.350%	9/2/25	400,000,000	400,000,000
Nomura Securities International Inc. tri- party repurchase agreement dated 8/29/25; Proceeds at maturity — $1,000,482,222; (Fully collateralized by U.S. government obligations, 2.470% to 6.858% due 11/1/25 to 6/20/65; Market value — $1,020,519,549)	4.340%	9/2/25	1,000,000,000	1,000,000,000
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
August 31, 2025
 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Royal Bank of Canada tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $200,096,000; (Fully collateralized by U.S. government obligations, 2.250% to 4.125% due 8/15/27 to 11/15/27; Market value — $204,000,002)	4.320%	9/2/25	$200,000,000	$200,000,000
Societe Generale NY tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $700,337,556; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 7/15/27 to 7/15/60; Market value — $714,000,422)	4.340%	9/2/25	700,000,000	700,000,000
TD Securities LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $245,493,053; (Fully collateralized by U.S. government obligations, 3.250% to 4.250% due 6/30/27 to 5/15/35; Market value — $250,282,552)	4.330%	9/2/25	245,375,000	245,375,000
TD Securities LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $100,048,222; (Fully collateralized by U.S. government obligations, 2.004% to 6.000% due 7/16/39 to 6/20/55; Market value — $105,000,000)	4.340%	9/2/25	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 6/10/25; Proceeds at maturity — $101,092,500; (Fully collateralized by U.S. government obligations, 2.000% to 7.000% due 6/1/27 to 8/1/55; Market value — $102,000,000)	4.370%	9/8/25	100,000,000	100,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 6/9/25; Proceeds at maturity — $202,209,278; (Fully collateralized by U.S. government obligations, 2.000% to 7.500% due 7/1/30 to 8/1/55; Market value — $204,000,000)	4.370%	9/8/25	200,000,000	200,000,000
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

 Government Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Wells Fargo Securities LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $850,409,889; (Fully collateralized by U.S. government obligations, 1.500% to 6.500% due 11/1/27 to 8/1/55; Market value — $867,000,000)	4.340%	9/2/25	$850,000,000	$850,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 8/29/25; Proceeds at maturity — $200,169,167; (Fully collateralized by U.S. government obligations, 5.500% due 7/1/55; Market value — $204,000,001)	4.350%	9/5/25	200,000,000	200,000,000
Wells Fargo Securities LLC tri-party repurchase agreement dated 8/6/25; Proceeds at maturity — $201,470,778; (Fully collateralized by U.S. government obligations, 0.000% to 5.290% due 9/15/25 to 7/15/41; Market value — $204,000,213)	4.340%	10/6/25	200,000,000	200,000,000

Total Repurchase Agreements				16,065,375,000
Total Investments — 100.2% (Cost — $33,036,587,694#)				33,036,587,694
Liabilities in Excess of Other Assets — (0.2)%				(62,374,359)
Total Net Assets — 100.0%				$32,974,213,335

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Statement of Assets and Liabilities
August 31, 2025

Assets:
Investments, at value	$16,971,212,694
Repurchase agreements, at value	16,065,375,000
Cash	835,513,315
Interest receivable	75,010,563
Total Assets	33,947,111,572
Liabilities:
Payable for securities purchased	972,440,935
Trustees’ fees payable	59,830
Accrued expenses	397,472
Total Liabilities	972,898,237
Total Net Assets	$32,974,213,335
Represented by:
Paid-in capital	$32,974,213,335
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

Statement of Operations
For the Year Ended August 31, 2025

Investment Income:
Interest	$1,233,217,145
Expenses:
Investment management fee (Note 2)	27,190,194
Trustees’ fees	737,229
Fund accounting fees	298,848
Legal fees	282,945
Custody fees	81,257
Audit and tax fees	34,717
Miscellaneous expenses	131,465
Total Expenses	28,756,655
Less: Fee waivers and/or expense reimbursements (Note 2)	(27,190,194)
Net Expenses	1,566,461
Net Investment Income	1,231,650,684
Net Realized Gain on Investments	740,660
Increase in Net Assets From Operations	$1,232,391,344
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended August 31,	2025	2024
Operations:
Net investment income	$1,231,650,684	$1,122,397,382
Net realized gain	740,660	1,009,670
Increase in Net Assets From Operations	1,232,391,344	1,123,407,052
Capital Transactions:
Proceeds from contributions	198,688,063,786	189,641,084,362
Value of withdrawals	(195,377,981,914)	(182,717,180,632)
Increase in Net Assets From Capital Transactions	3,310,081,872	6,923,903,730
Increase in Net Assets	4,542,473,216	8,047,310,782
Net Assets:
Beginning of year	28,431,740,119	20,384,429,337
End of year	$32,974,213,335	$28,431,740,119
See Notes to Financial Statements.

Government Portfolio 2025 Annual Report

Financial Highlights

For the years ended August 31:
	2025	2024	2023	2022	2021
Net assets, end of year (millions)	$32,974	$28,432	$20,384	$13,797	$18,484
Total return[1]	4.64%	5.55%	4.52%	0.55%	0.10%
Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.01
Net investment income	4.53	5.39	4.51	0.49	0.10

[1]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]
The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee.
Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Government Portfolio 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees (the “Board”) to issue beneficial interests in the Portfolio. At August 31, 2025, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Government Portfolio 2025 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$33,036,587,694	—	$33,036,587,694

†	See Schedule of Investments for additional detailed categorizations.
(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with
Government Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the investment manager.
(e) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that the net asset values per share of each Holder, after each such allocation, is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.
(f) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Government Portfolio 2025 Annual Report

2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.
As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the year ended August 31, 2025, fees waived and/or expenses reimbursed amounted to $27,190,194.
FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Derivative instruments and hedging activities
During the year ended August 31, 2025, the Portfolio did not invest in derivative instruments.
4. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group of the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Government Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.

Government Portfolio 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the portfolios constituting Master Portfolio Trust, referred to hereafter as the “Portfolio”) as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of August 31, 2025, the results of its operations for the year ended August 31, 2025, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the relevant ethical requirements relating to our audit, which include standards of the American Institute of Certified Public Accountants (AICPA) Code of Professional Conduct, as well as U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.
We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
October 22, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Government Portfolio 2025 Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each, a “Feeder Fund”): Western Asset Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust, Western Asset Government Reserves, a series of Legg Mason Partners Money Market Trust, and Western Asset Premier Institutional Government Reserves, a series of Legg Mason Partners Institutional Trust.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the
Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. The Board also considered the policies and practices of FTFA and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for the Performance Universe selected by Broadridge. The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder

Government Portfolio

Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.
• The information comparing Western Asset Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was above the median.
• The information comparing Western Asset Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as retail U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2024 was below the median.
• The information comparing Western Asset Premier Institutional Government Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as institutional U.S. government money market funds by Broadridge, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year and since inception periods ended December 31, 2024 was above the median.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.
•  The information comparing Western Asset Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2025.
• The information comparing Western Asset Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of retail no-load U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder
Government Portfolio

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Fund’s Contractual Management Fee and Actual Management Fee were above the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2025.
• The information comparing Western Asset Premier Institutional Government Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional U.S. government money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and its Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2025.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees considered an analysis of the profitability of FTFA and its affiliates in providing services to the Fund and the Feeder Fund.
• The Board noted that the Western Asset Institutional Government Reserves’ Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Feeder Fund.
• The Board noted that the Western Asset Government Reserves’ Contractual Management Fee and Actual Management Fee were above the median of the peer group. The Board also noted the size of the Feeder Fund.
• The Board noted that the Western Asset Premier Institutional Government Reserves’ Contractual Management Fee was above the median and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Feeder Fund.

Government Portfolio

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were generally satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Government Portfolio

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Western Asset
Premier Institutional Government Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Premier Institutional Government Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Premier Institutional Government Reserves
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Premier Institutional Government Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE ANNUAL REPORT

92110-AFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2025